Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment

		December 31,
(Millions of dollars)	Useful Lives (Years)	2015	2014
Land	—	$644	$665
Buildings and land improvements	20-45	7,242	7,119
Machinery, equipment and other	3-10	15,686	15,516
Software	3-7	1,636	1,455
Equipment leased to others	1-10	5,728	5,596
Construction-in-process	—	1,041	1,221
Total property, plant and equipment, at cost		31,977	31,572
Less: Accumulated depreciation		(15,887)	(14,995)
Property, plant and equipment–net		$16,090	$16,577

Assets recorded under capital leases

Assets recorded under capital leases: [1]
	December 31,
(Millions of dollars)	2015	2014
Gross capital leases [2]	$124	$111
Less: Accumulated depreciation	(44)	(52)
Net capital leases	$80	$59

[1]	Included in Property, plant and equipment table above.

[2]	Consists primarily of machinery and equipment.

Scheduled minimum rental payments on assets recorded under capital leases	At December 31, 2015, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2016	2017	2018	2019	2020	Thereafter
$7	$24	$7	$7	$8	$31

Equipment leased to others

Equipment leased to others (primarily by Cat Financial):
	December 31,
(Millions of dollars)	2015	2014
Equipment leased to others–at original cost	$5,728	$5,596
Less: Accumulated depreciation	(1,571)	(1,565)
Equipment leased to others–net	$4,157	$4,031

Scheduled minimum rental payments to be received for equipment leased to others	At December 31, 2015, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2016	2017	2018	2019	2020	Thereafter
$886	$573	$352	$177	$75	$61